                                                                           Dechert LLP
                                                                      1775 I Street, N.W.
                                                                 Washington, D.C. 20006
                                                                         (202) 261-3300

                                                                            May 6, 2009

Via Electronic Transmission

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                Re: Fenimore Asset Management Trust (the “Registrant”)
                File Nos. 33-7190 and 811-4750

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Registrant and its two separate investment series, FAM Value Fund and FAM Equity-Income Fund (the “Funds”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 38 which was filed on April 30, 2009. The text of Post-Effective Amendment No. 38 was filed electronically.

     If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364.

                                                                                      Sincerely,

                                                                                      /s/ Patrick W.D. Turley
                                                                                      Patrick W.D. Turley